Condensed Consolidating Financial Information - Quiksilver, Inc. - Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues, net	$ 495,764	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 1,385,530	$ 1,454,273	$ 2,013,239	$ 1,953,061	$ 1,837,620
Cost of goods sold	250,989		258,951							709,912	730,686	1,032,893	929,227	870,372
Gross profit	244,775	256,759	253,488	242,149	227,950	283,077	255,118	262,169	223,470	675,618	723,587	980,346	1,023,834	967,248
Selling, general and administrative expense	216,579		225,788							660,042	680,213	916,144	895,949	832,066
Asset impairments	2,152		141							10,652	556	7,234	86,373	11,657
Operating (loss)/income	26,044		27,559							4,924	42,818	56,968	41,512	123,525
Interest expense, net	20,195		14,834							50,991	45,464	60,823	73,808	114,109
Foreign currency loss/(gain)	4,074		(2,242)							4,629	(4,701)	(1,669)	(111)	(5,917)
(Loss)/income before provision/(benefit) for income taxes	1,775		14,967							(50,696)	2,055	(2,186)	(32,185)	15,333
Provision/(benefit) for income taxes	(49)		2,508							10,322	14,913	7,557	(14,315)	23,433
(Loss)/income from continuing operations												(9,743)	(17,870)	(8,100)
Net (loss)/income	1,824		12,459							(61,018)	(12,858)	(9,743)	(17,870)	(6,270)
Net (income) loss attributable to non-controlling interest	247		151							(435)	(2,257)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc.	2,071	4,359	12,610	(5,120)	(22,605)	67,898	10,437	(83,325)	(16,268)	(61,453)	(15,115)	(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)	(2,140)		(28,120)							(10,753)	(49,151)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(69)		(15,510)							(72,206)	(64,266)	(40,471)	(18,813)	8,602
Quiksilver Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net												2,013,239	1,953,061	1,837,620
Cost of goods sold												1,032,893	929,227	870,372
Gross profit												980,346	1,023,834	967,248
Selling, general and administrative expense												916,144	895,949	832,066
Asset impairments												7,234	86,373	11,657
Operating (loss)/income												56,968	41,512	123,525
Interest expense, net												60,823	73,808	114,109
Foreign currency loss/(gain)												(1,669)	(111)	(5,917)
(Loss)/income before provision/(benefit) for income taxes												(2,186)	(32,185)	15,333
Provision/(benefit) for income taxes												7,557	(14,315)	23,433
(Loss)/income from continuing operations														(8,100)
Income from discontinued operations														1,830
Net (loss)/income												(9,743)	(17,870)	(6,270)
Net (income) loss attributable to non-controlling interest												(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc.												(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)												(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.												(40,471)	(18,813)	8,602
Quiksilver Inc [Member] | Quiksilver, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net												469	464	376
Gross profit												469	464	376
Selling, general and administrative expense												56,983	43,045	36,867
Operating (loss)/income												(56,514)	(42,581)	(36,491)
Interest expense, net												28,987	28,871	28,721
Foreign currency loss/(gain)												(173)	30	(285)
Equity in earnings and other (income)/expense												(74,572)	(50,224)	(50,399)
(Loss)/income before provision/(benefit) for income taxes												(10,756)	(21,258)	(14,528)
Provision/(benefit) for income taxes														(4,844)
(Loss)/income from continuing operations														(9,684)
Net (loss)/income												(10,756)	(21,258)	(9,684)
Net (loss)/income attributable to Quiksilver, Inc.												(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)												(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.												(40,471)	(18,813)	8,602
Quiksilver Inc [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net												854,754	736,110	683,767
Cost of goods sold												505,420	399,493	373,740
Gross profit												349,334	336,617	310,027
Selling, general and administrative expense												311,886	311,840	283,347
Asset impairments												5,162	3,399	7,585
Operating (loss)/income												32,286	21,378	19,095
Interest expense, net												5,351	3,785	55,070
Foreign currency loss/(gain)												(35)	(40)	(124)
Equity in earnings and other (income)/expense												4,674	(836)	(1,482)
(Loss)/income before provision/(benefit) for income taxes												22,296	18,469	(34,369)
Provision/(benefit) for income taxes												1,144	165	522
(Loss)/income from continuing operations														(34,891)
Income from discontinued operations														1,485
Net (loss)/income												21,152	18,304	(33,406)
Net (loss)/income attributable to Quiksilver, Inc.												21,152	18,304	(33,406)
Comprehensive (loss)/income attributable to Quiksilver, Inc.												21,152	18,304	(33,406)
Quiksilver Inc [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net												1,262,757	1,270,320	1,195,536
Cost of goods sold												602,115	554,593	511,777
Gross profit												660,642	715,727	683,759
Selling, general and administrative expense												577,868	566,703	537,153
Asset impairments												2,072	82,974	4,072
Operating (loss)/income												80,702	66,050	142,534
Interest expense, net												26,485	41,152	30,318
Foreign currency loss/(gain)												(1,461)	(101)	(5,508)
(Loss)/income before provision/(benefit) for income taxes												55,678	24,999	117,724
Provision/(benefit) for income taxes												6,413	(14,480)	27,755
(Loss)/income from continuing operations														89,969
Income from discontinued operations														345
Net (loss)/income												49,265	39,479	90,314
Net (income) loss attributable to non-controlling interest												(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc.												48,252	36,091	86,900
Other comprehensive income (loss)												(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.												18,537	38,536	105,186
Quiksilver Inc [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net												(104,741)	(53,833)	(42,059)
Cost of goods sold												(74,642)	(24,859)	(15,145)
Gross profit												(30,099)	(28,974)	(26,914)
Selling, general and administrative expense												(30,593)	(25,639)	(25,301)
Operating (loss)/income												494	(3,335)	(1,613)
Equity in earnings and other (income)/expense												69,898	51,060	51,881
(Loss)/income before provision/(benefit) for income taxes												(69,404)	(54,395)	(53,494)
(Loss)/income from continuing operations														(53,494)
Net (loss)/income												(69,404)	(54,395)	(53,494)
Net (loss)/income attributable to Quiksilver, Inc.												(69,404)	(54,395)	(53,494)
Other comprehensive income (loss)												29,715	(2,445)	(18,286)
Comprehensive (loss)/income attributable to Quiksilver, Inc.												$ (39,689)	$ (56,840)	$ (71,780)